Note 12 - Subordinated Debt - Schedule of Subordinated Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Net	$ 7,933	$ 7,899
Subordinated Debt [Member]
Principal	8,000
Unamortized Debt Issuance Costs	67
Net	$ 7,933